SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Cash Account Trust
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Communications Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI®International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Equity Sector Strategy Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS ESG Liquidity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Government Cash Management Fund
DWS Government Money Market Series
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Total Return Bond Fund
Investors Cash Trust
DWS Treasury Portfolio
Deutsche DWS Variable Series I:
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI®International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

The following information replaces similar existing disclosure under the “Part II: Appendix II-A — Board Members and Officers” section in Part II of each fund’s/portfolio’s Statement of Additional Information:
Part II: Appendix II-A — Board Members, Advisory Board Members and Officers
Identification and Background
The following table presents certain information regarding the Board Members and Advisory Board Members, as applicable, of the Trust/Corporation. Each Board Member’s and Advisory Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member and Advisory Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member and Advisory Board Member that is not an “interested person” (as defined in the 1940 Act) of the Trust/Corporation or the Advisor (each, an “Independent Board Member” or “Independent Advisory Board Member”) is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The term of office for each Advisory Board Member is until such Advisory Board Member is elected or appointed to the Board, or until such Advisory Board Member sooner dies, resigns or is removed by the Board, or until the Advisory Board is abolished by the Board. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
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Independent Board Members / Independent Advisory Board Members
Name, Year of Birth, Posi- tion with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member/ Advisory Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986); Directorships: Progres- sive International Corporation (kitchen goods importer and distributor); former Chairman, National Association of Small Business Investment Companies; Former Director- ships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds)	70	-
John W. Ballantine (1946) Board Member since 1999
Retired; formerly: Executive Vice President
and Chief Risk Management Officer, First
Chicago NBD Corporation/The First National
Bank of Chicago (1996-1998); Executive Vice
President and Head of International Banking
(1995-1996); Not-for-Profit Directorships:
Palm Beach Civic Assn.; Window to the
World Communications (public media); Life
Director of Harris Theater for Music and
Dance (Chicago); Life Director of Hubbard
Street Dance Chicago; Former Directorships:
Director and Chairman of the Board,
Healthways Inc.(2) (population well-being and
wellness services) (2003-2014); Stockwell
Capital Investments PLC (private equity);
Enron Corporation; FNB Corporation;
Tokheim Corporation; First Oak Brook
Bancshares, Inc.; Oak Brook Bank; Portland
General Electric(2) (utility company) (2003-
2021); and Prisma Energy International;
Former Not-for-Profit Directorships: Public
Radio International
		70	-
Dawn-Marie Driscoll (1946) Board Member since 1987
Advisory Board and former Executive Fellow,
Hoffman Center for Business Ethics, Bentley
University; formerly: Partner, Palmer &
Dodge (law firm) (1988-1990); Vice President
of Corporate Affairs and General Counsel,
Filene’s (retail) (1978-1988); Directorships:
Trustee and former Chairman of the Board,
Southwest Florida Community Foundation
(charitable organization); Former Director-
ships: ICI Mutual Insurance Company (2007-
2015); Sun Capital Advisers Trust (mutual
funds) (2007-2012); Investment Company
Institute (audit, executive, nominating
committees) and Independent Directors
Council (governance, executive committees)
		70	-
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Name, Year of Birth, Posi- tion with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member/ Advisory Board Member
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(since July 1972); Director, The Wharton
Financial Institutions Center (1994-2020);
formerly: Vice Dean and Director, Wharton
Undergraduate Division (1995-2000) and
Director, The Lauder Institute of International
Management Studies (2000-2006); Member
FDIC Systemic Risk Advisory Committee
since 2011, member Systemic Risk Council
since 2012 and member of the Advisory
Board of the Yale Program on Financial
Stability since 2013; Former Directorships:
Co-Chair of the Shadow Financial Regulatory
Committee (2003-2015), Executive Director
of The Financial Economists Roundtable
(2008-2015), Director of The Thai Capital
Fund (2007-2013), Director of The Aberdeen
Singapore Fund (2007-2018), and
Nonexecutive Director of Barclays Bank DE
(2010-2018)
		70	Director, Aberdeen Japan Fund (since 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); formerly: Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Former Directorships: Board of Managers, YMCA of Metropolitan Chicago; Trustee, Ravinia Festival	70	-
Chad D. Perry (1972) Board Member or Advisory Board Member since 2021(3)	Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.(2) (since 2011); formerly Execu- tive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.(2) (2006- 2011); Senior Corporate Counsel, EMC Corporation (2005-2006); Associate, Ropes & Gray LLP (1997-2005)	21(4)	-
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Name, Year of Birth, Posi- tion with the Trust/Corporation and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member/ Advisory Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Senior Advisor, The Pew Charitable Trusts
(charitable organization) (since July 2020);
Director, The Bridgespan Group (nonprofit
organization) (since October 2020); formerly:
Executive Vice President, The Glenmede
Trust Company (investment trust and wealth
management) (1983-2004); Board Member,
Investor Education (charitable organization)
(2004-2005); Former Directorships: Trustee,
Executive Committee, Philadelphia Chamber
of Commerce (2001-2007); Director, Viasys
Health Care(2) (January 2007-June 2007);
Trustee, Thomas Jefferson Foundation (chari-
table organization) (1994-2012); President,
Chief Executive Officer and Director, The
Pew Charitable Trusts (charitable organiza-
tion) (1994-2020); Director,
BioTelemetry Inc.(2) (acquired by Royal
Philips in 2021) (healthcare) (2009-2021)
		70	Director, Becton Dickinson and Company(2) (medical technology company) (2012- present)
Catherine Schrand (1964) Board Member or Advisory Board Member since 2021(3)	Celia Z. Moh Professor of Accounting (since 2016) and Professor of Accounting (since 1994), The Wharton School, University of Pennsylvania; formerly Vice Dean, Wharton Doctoral Programs (2016-2019)	21(4)	-
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation(2) (telecommunications) (November 1989-September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	70	-
Officers(5)
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(6)	Business Experience and Directorships During the Past 5 Years
Hepsen Uzcan(7) (1974) President and Chief Executive Officer, 2017-present
Fund Administration (Head since 2017), DWS; Secretary, DWS USA Corporation (2018-
present); Assistant Secretary, DWS Distributors, Inc.(2018-present); Director and Vice
President, DWS Service Company (2018-present); Assistant Secretary, DWS Invest-
ment Management Americas, Inc. (2018-present); Director and President, DB
Investment Managers, Inc. (2018-present); President and Chief Executive Officer, The
European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017-present); formerly: Vice President for the Deutsche funds
(2016-2017); Assistant Secretary for the DWS funds (2013-2019); Assistant Secretary,
The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2013-2020); Directorships: Interested Director, The Euro-
pean Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (since June 25, 2020); ICI Mutual Insurance Company (since
October 16, 2020); and Episcopalian Charities of New York (2018-present)

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Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served(6)	Business Experience and Directorships During the Past 5 Years
John Millette(8) (1962) Vice President and Secretary, 1999-present
Legal (Associate General Counsel), DWS; Chief Legal Officer, DWS Investment
Management Americas, Inc. (2015-present); Director and Vice President, DWS Trust
Company (2016-present); Secretary, DBX ETF Trust (2020-present); Vice President, DBX
Advisors LLC (2021-present); Secretary, The European Equity Fund, Inc., The New
Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present);
formerly: Secretary, Deutsche Investment Management Americas Inc. (2015-2017);
and Assistant Secretary, DBX ETF Trust (2019-2020).

Ciara Crawford(9) (1984) Assistant Secretary, since February 8, 2019	Fund Administration (Specialist), DWS (2015-present); formerly, Legal Assistant at Accelerated Tax Solutions
Diane Kenneally(8) (1966) Chief Financial Officer and Trea- surer, 2018 – present
Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Treasurer, Chief
Financial Officer and Controller, DBX ETF Trust (2019-present); Treasurer and Chief
Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018)

Paul Antosca(8) (1957) Assistant Treasurer, 2007- present	Fund Administration Tax (Head), DWS; Assistant Treasurer, DBX ETF Trust (2019- present)
Sheila Cadogan(8) (1966) Assistant Treasurer, 2017- present
Fund Administration Treasurer’s Office (Co-Head since 2018), DWS; Director and Vice
President, DWS Trust Company (2018-present); Assistant Treasurer, DBX ETF Trust
(2019-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present)

Scott D. Hogan(8) (1970) Chief Compliance Officer, 2016-present
Anti-Financial Crime & Compliance US (Senior Team Lead), DWS; Chief Compliance
Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central
and Eastern Europe Fund, Inc. (2016-present)

Caroline Pearson(8) (1962) Chief Legal Officer, 2010- present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX ETF Trust (2020-present);
Chief Legal Officer, DBX Advisors LLC (2020-present); Chief Legal Officer, The Euro-
pean Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc.
(2002-2017); Secretary, Deutsche AM Service Company (2010-2017); and Chief Legal
Officer, DBX Strategic Advisors LLC (2020-2021)

Christian Rijs(7) (1980) Anti-Money Laundering Compliance Officer, since October 6, 2021
DWS Americas Head of Anti-Financial Crime and AML Officer, DWS; AML Officer,
DWS Trust Company (since October 6, 2021); AML Officer, DBX ETF Trust (since
October 6, 2021); AML Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since October 6, 2021);
formerly: DWS UK & Ireland Head of Anti-Financial Crime and MLRO

(1)
The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
(2)
A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
(3)
Mr. Perry and Ms. Schrand are Advisory Board Members of Deutsche DWS Asset Allocation Trust, Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc., Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust, Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Mr. Perry and Ms. Schrand are Board Members of each other Trust.
(4)
Mr. Perry and Ms. Schrand oversee 21 funds in the DWS Fund Complex as Board Members of various Trusts. Mr. Perry and Ms. Schrand are Advisory Board Members of various Trusts/Corporations comprised of 49 funds in the DWS Fund Complex.
(5)
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
(6)
The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
(7)
Address: 875 Third Avenue, New York, New York 10022.
(8)
Address: 100 Summer Street, Boston, MA 02110.
(9)
Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
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Officer’s Role with Principal Underwriter: DWS Distributors, Inc.
Hepsen Uzcan:	Assistant Secretary
Christian Rijs:	Anti-Money Laundering Compliance Officer
Board Member Qualifications
The Nominating and Governance Committee is responsible for recommending proposed nominees for election to the full Board for its approval. In recommending the election of the current Board Members, the Committee generally considered the educational, business and professional experience of each Board Member in determining his or her qualifications to serve as a Board Member, including the Board Member's record of service as a director or trustee of public and private organizations. In the case of most Board Members, this included their many years of previous service as a trustee of certain of the DWS funds. This previous service has provided these Board Members with a valuable understanding of the history of the DWS funds and the DIMA organization and has also served to demonstrate their high level of diligence and commitment to the interests of fund shareholders and their ability to work effectively and collegially with other members of the Board. The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Board Members:
John W. Ballantine — Mr. Ballantine's experience in banking, financial risk management and investments acquired in the course of his service as a senior executive of a major US bank.
Dawn-Marie Driscoll — Ms. Driscoll's professional training and experience as an attorney, her expertise as a consultant, professor and author on the subject of business ethics, her service as a member of the executive committee of the Independent Directors Council of the Investment Company Institute and her experience as a director of an insurance company serving the mutual fund industry.
Keith R. Fox — Mr. Fox's experience as the chairman and a director of various private operating companies and investment partnerships and his experience as a director and audit committee member of several public companies. In addition, he holds the Chartered Financial Analyst designation.
Richard J. Herring — Mr. Herring's experience as a professor of finance at a leading business school and his service as an advisor to various professional and governmental organizations.
William McClayton — Mr. McClayton's professional training and experience in public accounting, including his service as a senior partner of a major public accounting firm focusing on financial markets companies and his service as a senior executive of a public management consulting firm.
Chad D. Perry — Mr. Perry’s professional training and experience as an attorney, his experience as general counsel of a public company and his prior experience in the financial services industry.
Rebecca W. Rimel — Ms. Rimel's experience on a broad range of public policy issues acquired during her service as the executive director of a major public charity and her experience as a director of several public companies.
Catherine Schrand — Ms. Schrand’s experience as a professor of accounting at a leading business school and her expertise as an author and editor on the subject of accounting and economics.
William N. Searcy, Jr. — Mr. Searcy's experience as an investment officer for various major public company retirement plans, which included evaluation of unaffiliated investment advisers and supervision of various administrative and accounting functions.
Please Retain This Supplement for Future Reference
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